Selected Statements of Operations Data	12 Months Ended
Dec. 31, 2020
Disclosure Text Block Supplement [Abstract]
SELECTED STATEMENTS OF OPERATIONS DATA

NOTE 12: - SELECTED STATEMENTS OF OPERATIONS DATA

a.	The Company applies ASC 280, “Segment Reporting”. The Company operates in one reportable segment (see also Note 1 for a brief description of the Company’s business).

b.	The following table presents total revenues for the years ended December 31, 2020, 2019 and 2018 and property and equipment, net as of December 31, 2020 and 2019 by geographic regions:

1.	Revenues by geographic region are as follows:

	Year ended December 31,
	2020	2019	2018

North America	$20,323	$14,500	$22,164
Asia*	15,190	14,146	7,158
Latin America	223	2,653	3,579
EMEA (including Israel)	1,826	1,711	1,149

	$37,562	$33,010	$34,050

(*)	Includes Japan and the Philippines each of which accounted for more than 10% of Company’s revenues in 2020 and 2019.

Total revenues are attributed to geographic areas based on the location of the end-customer.

In 2020, 2019 and 2018, the amount of export revenues represented 96%, 96% and 98% of the Company’s total revenues.

2.	Major customer data as a percentage of total revenues:

	Year ended December 31,
	2020	2019	2018

A	53	41	48
B	11	20	18
C	29	22	-
D	-	-	15

	93%	83%	81%

3.	Long-lived assets by geographic areas:

	Year ended December 31,
	2020	2019

Israel	$2,633	$5,735
United States	1,049	1,129
Other	574	647

Total long-lived assets (1)	$4,256	$7,511

(1)	Long-lived assets are comprised of property and equipment, net and Operating lease-right ROU.

c.	Financial income, net:

	Years ended December 31,
	2020	2019	2018

Financial Income:
Interest income	$1,133	$1,775	$1,455
Foreign currency exchange gain	878	338	784

	2,011	2,113	2,239

Financial expenses:
Bank charges	(15)	(16)	(15)
Foreign currency exchange loss	(1,186)	(925)	(1,088)

	(1,201)	(941)	(1,103)

	$810	$1,172	$1,136

d.	Net loss per Ordinary Share:

The following table sets forth the computation of basic and diluted net income (loss) per Ordinary Share:

	Years ended December 31,
	2020	2019	2018
Numerator:

Numerator for basic net loss per Ordinary Share	$(3,992)	$(6,832)	$(2,415)

Effect of dilutive securities:
Share-based compensation granted	-	-	-

Numerator for dilutive net loss per Ordinary Share	$(3,992)	$(6,832)	$(2,415)

Denominator:

Denominator for dilutive net loss per Ordinary Share - weighted average number of Ordinary Shares	13,927,788	13,779,885	13,630,793

Effect of dilutive securities:
Share-based compensation granted	-	-	-

Denominator for diluted net loss per Ordinary Share - adjusted weighted average number of Ordinary Shares	13,927,788	13,779,885	13,630,793